UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07655
Driehaus Mutual Funds

(Exact name of registrant as specified in charter)
25 East Erie Street
Chicago, IL 60611

(Address of principal executive offices) (Zip code)
Mary H. Weiss
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611

(Name and address of agent for service)
Registrant’s telephone number, including area code: 312-587-3800
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
Driehaus International Discovery Fund
Schedule of Investments
September 30, 2010 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 96.5%
EUROPE — 44.8%
France — 9.3%
Alcatel-Lucent**	1,239,265	$4,172,894
BNP Paribas	47,031	3,344,886
Publicis Groupe	86,497	4,108,236
Remy Cointreau SA	75,733	5,100,729
Safran SA	116,210	3,266,693
Technip SA	65,233	5,245,924
Vallourec SA	23,723	2,356,647
Zodiac Aerospace	60,761	3,851,714

		31,447,723

Germany — 6.4%
Beiersdorf AG	39,140	2,395,760
Dialog Semiconductor PLC**	275,050	4,486,427
Henkel AG & Co. KGaA	79,496	3,599,612
Infineon Technologies AG**	529,857	3,670,152
Rheinmetall AG	61,674	4,077,745
SGL Carbon SE**	96,638	3,348,222

		21,577,918

United Kingdom — 5.5%
Antofagasta PLC	176,183	3,420,813
ARM Holdings PLC	444,500	2,738,585
Eurasian Natural Resources Corp.	121,594	1,754,439
Johnson Matthey PLC	119,277	3,301,486
Lloyds Banking Group PLC**	1,343,834	1,564,689
Michael Page International PLC	575,442	4,165,440
Rockhopper Exploration PLC**	225,837	1,646,114

		18,591,566

Russia — 4.4%
Magnit — SP GDR	134,508	3,389,602
Mechel — SP ADR	148,895	3,707,486
Mobile TeleSystems — SP ADR	150,732	3,200,040
Sberbank RF	1,576,729	4,422,725

		14,719,853

Sweden — 4.1%
Modern Times Group — B	47,161	3,515,901
Swedbank AB — A**	439,249	6,089,865
Volvo AB — B**	296,270	4,351,514

		13,957,280

Ireland — 4.1%
ICON PLC — SP ADR**	170,533	3,686,924
Paddy Power PLC	90,997	3,193,095
Shire PLC	141,215	3,181,097
Smurfit Kappa Group PLC**	383,985	3,873,666

		13,934,782

Denmark — 3.7%
A P Moller-Maersk AS — B	458	3,828,675
FLSmidth & Co. AS	24,620	1,798,717
Novo Nordisk AS — B	34,796	3,452,994
Novozymes AS — B	25,322	3,221,528

		12,301,914

Turkey — 2.4%
BIM Birlesik Magazalar AS	135,350	3,906,441
Turkiye Is Bankasi — C	1,004,615	4,271,116

		8,177,557

Netherlands — 2.1%
Chicago Bridge & Iron Co. NV**	157,773	3,857,550
CNH Global NV**	86,649	3,174,819

		7,032,369

Switzerland — 1.5%
Ferrexpo PLC	717,564	3,475,210
Panalpina Welttransport Holding AG**	13,911	1,528,915

		5,004,125

Norway — 1.3%
DnB NOR ASA	332,512	4,525,915

Total EUROPE		151,271,002

FAR EAST — 30.3%
Japan — 14.6%
Dentsu, Inc.	95,232	2,206,261
FANUC, Ltd.	42,194	5,372,810
Fast Retailing Co., Ltd.	15,952	2,247,191
Gree, Inc.	298,010	4,844,269
Isuzu Motors, Ltd.	638,967	2,464,631
Keihin Corp.	160,890	3,311,081
Komatsu, Ltd.	204,120	4,738,675
Makita Corp.	118,420	3,754,884
Olympus Corp.	88,550	2,318,763
Sawai Pharmaceutical Co., Ltd.	45,576	4,100,093
Sony Corp.	130,896	4,046,988
Sumco Corp.**	147,877	2,306,371
Toho Titanium Co., Ltd.	118,848	3,281,560
Tokyo Electron, Ltd.	43,305	2,170,956
Toshiba Corp.	417,278	2,019,410

		49,183,943

China — 6.1%
Anhui Conch Cement Co., Ltd. — H	623,288	2,831,721
China Coal Energy Co., Ltd. — H	2,909,052	4,814,145
Ctrip.com International, Ltd. — ADR**	86,859	4,147,517
Lenovo Group, Ltd.	3,423,025	2,113,237
Ping An Insurance Group Company of China, Ltd. — H	384,540	3,925,268
Sinopharm Group Co. — H	613,455	2,534,040

		20,365,928

Australia — 4.3%
Boart Longyear Group	1,413,963	4,318,655
Coca-Cola Amatil, Ltd.	314,015	3,636,057
Cochlear, Ltd.	48,645	3,302,995
CSL, Ltd.	103,467	3,305,192

		14,562,899

Driehaus International Discovery Fund
Schedule of Investments
September 30, 2010 (unaudited)

	Number
	of	Market
	Shares	Value

India — 2.4%
ICICI Bank, Ltd. — SP ADR	102,209	$5,095,119
Larsen & Toubro, Ltd. — GDR	68,480	3,115,840

		8,210,959

Malaysia — 0.9%
Axiata Group BHD**	2,200,361	3,121,989

Taiwan — 0.9%
E Ink Holdings, Inc.**	1,599,000	3,101,624

Indonesia — 0.6%
PT Bank Mandiri Tbk	2,283,578	1,842,214

Singapore — 0.5%
Genting Singapore PLC**	1,182,760	1,672,826

Total FAR EAST		102,062,382

SOUTH AMERICA — 11.7%
Brazil — 9.4%
BR Malls Participacoes SA	402,600	3,324,067
Fibria Celulose SA — SP ADR**	195,281	3,376,409
Hypermarcas SA**	382,778	5,872,882
OGX Petroleo e Gas Participacoes SA**	452,100	5,883,713
PDG Realty SA Empreendimentos e Participacoes	314,700	3,742,177
Petroleo Brasileiro SA — ADR	109,308	3,964,601
Vale SA — SP ADR	170,069	5,318,058

		31,481,907

Argentina — 1.0%
MercadoLibre, Inc.**	48,110	3,472,580

Peru — 0.8%
Credicorp, Ltd.	24,018	2,735,650

Colombia — 0.5%
Ecopetrol SA — SP ADR	41,893	1,749,033

Total SOUTH AMERICA		39,439,170

NORTH AMERICA — 7.7%
Canada — 7.0%
Crew Energy, Inc.**	228,040	4,035,969
Niko Resources, Ltd.	39,717	3,908,780
Pacific Rubiales Energy Corp.**	163,492	4,596,971
Petrobank Energy & Resources, Ltd.**	85,640	3,482,532
SEMAFO, Inc.**	378,050	3,571,432
Silver Wheaton Corp.**	155,274	4,135,006

		23,730,690

Bermuda — 0.7%
Marvell Technology Group, Ltd.**	134,275	2,351,155

Total NORTH AMERICA		26,081,845

AFRICA — 2.0%
South Africa — 2.0%
Impala Platinum Holdings, Ltd.	127,423	3,290,576
Randgold Resources, Ltd. — ADR	35,004	3,551,506

		6,842,082

Total AFRICA		6,842,082

Total EQUITY SECURITIES (Cost $253,491,889)		325,696,481

TOTAL INVESTMENTS (COST $253,491,889)	96.5%	$325,696,481
Other Assets In Excess Of Liabilities	3.5%	11,727,471

Net Assets	100.0%	$337,423,952

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$262,240,557

Gross Appreciation	$76,541,078
Gross Depreciation	(13,085,154)

Net Appreciation	$63,455,924

**	Non-income producing security

ADR	— American Depository Receipt

GDR	— Global Depository Receipt

SP ADR	— Sponsored American Depository Receipt

SP GDR	— Sponsored Global Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2010 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 91.8%
FAR EAST — 49.1%
China — 15.8%
Baidu, Inc. — SP ADR**	77,663	$7,969,777
Belle International Holdings, Ltd.	3,069,545	6,163,737
China Coal Energy Co., Ltd. — H	5,741,713	9,501,871
China Merchants Bank Co., Ltd. — H	2,019,116	5,204,679
China Mobile, Ltd.	699,998	7,167,923
China Overseas Land & Investment, Ltd.	3,233,652	6,843,355
China Unicom (Hong Kong), Ltd.	4,612,000	6,752,588
CSR Corp., Ltd. — H	5,926,116	5,606,203
Hengan International Group Co., Ltd.	555,500	5,537,924
Maanshan Iron and Steel Co., Ltd. — H	6,464,000	4,040,599
Nine Dragons Paper Holdings, Ltd.	4,319,722	7,482,689
Ping An Insurance Group Company of China, Ltd. — H	709,000	7,237,258
Sany Heavy Equipment International Holdings Co., Ltd.	4,526,412	7,992,402
SJM Holdings, Ltd.	4,765,000	5,441,257
Tencent Holdings, Ltd.	460,900	10,074,771
Tingyi Holding Corp.	1,292,000	3,563,518
Weichai Power Co., Ltd. — H	889,000	9,395,465

		115,976,016

India — 9.0%
Cairn India, Ltd.**	716,172	5,339,215
ITC, Ltd.	933,739	3,705,033
Jindal Steel & Power Ltd.	536,780	8,448,596
Larsen & Toubro, Ltd.	231,158	10,561,968
Lupin, Ltd.	719,346	6,212,934
Mahindra & Mahindra, Ltd.	561,781	8,645,189
Mundra Port and Special Economic Zone, Ltd.	963,222	3,593,728
Oil & Natural Gas Corp., Ltd.	171,062	5,345,235
SKS Microfinance, Ltd.**	482,835	14,370,076

		66,221,974

South Korea — 8.9%
Duksan Hi-Metal Co., Ltd.**	349,114	6,888,897
Hyundai Mipo Dockyard Co., Ltd.	64,630	10,684,284
Hyundai Mobis	42,429	9,563,037
KEPCO Engineering & Construction, Inc.	46,259	5,720,253
LG Chem, Ltd.	10,881	3,182,472
Samsung Electronics Co., Ltd.	16,185	11,028,937
Samsung Engineering Co., Ltd.	71,941	9,590,030
SK Energy Co., Ltd.	68,235	8,707,031

		65,364,941

Taiwan — 7.1%
Acer, Inc.	1,888,000	4,798,336
Delta Electronics, Inc.	1,722,000	7,193,029
E Ink Holdings, Inc.**	3,599,000	6,981,080
Fubon Financial Holding Co., Ltd.	7,004,589	8,620,791
HTC Corp.	223,800	5,078,956
Huaku Development Co., Ltd.	2,367,000	6,553,639
President Chain Store Corp.	1,230,566	5,297,797
Taiwan Semiconductor Manufacturing Co., Ltd.	3,552,000	7,049,085

		51,572,713

Malaysia — 3.6%
Axiata Group BHD**	6,348,814	9,008,035
CIMB Group Holdings BHD	2,634,164	6,971,532
Gamuda BHD	8,097,918	10,178,141

		26,157,708

Thailand — 2.2%
Asian Property Development Public Co., Ltd. — NVDR	30,232,000	7,520,646
Bangkok Bank Public Co., Ltd. — NVDR	579,200	2,977,107
Sino Thai Engineering & Construction Public Co., Ltd. — NVDR	12,433,735	5,571,624

		16,069,377

Philippines — 1.0%
Ayala Land, Inc.	18,792,400	7,536,658

Indonesia — 1.0%
PT Bank Mandiri	9,219,567	7,437,634

Singapore — 0.5%
Genting Singapore PLC**	2,410,474	3,409,233

Total FAR EAST		359,746,254

SOUTH AMERICA — 16.1%
Brazil — 13.7%
Banco do Brasil SA	653,000	12,307,429
Companhia de Concessoes Rodoviarias	340,689	8,728,645
Empresa Brasileira de Aeronautica SA	1,127,600	7,877,206
Hypermarcas SA**	482,700	7,405,965
Itau Unibanco Holding SA	463,516	11,020,833
Lojas Renner SA	109,600	3,724,586
OGX Petroleo e Gas Participacoes SA**	1,321,700	17,200,848
PDG Realty SA Empreendimentos e Participacoes	894,148	10,632,540
Petroleo Brasileiro SA — ADR	214,796	7,790,651
Vale SA — SP ADR	435,022	13,603,138

		100,291,841

Colombia — 1.0%
Ecopetrol SA — SP ADR	167,860	7,008,155

Peru — 0.7%
Credicorp, Ltd.	48,219	5,492,144

Chile — 0.7%
Banco Santander Chile — ADR	56,689	5,473,323

Total SOUTH AMERICA		118,265,463

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2010 (unaudited)

	Number
	of	Market
	Shares	Value

EUROPE — 11.1%
Russia — 4.9%
Magnit — SP GDR	304,997	$7,685,924
Mechel — SP ADR	531,320	13,229,868
Mobile TeleSystems — SP ADR	380,222	8,072,113
Sberbank RF	2,600,756	7,295,121

		36,283,026

Turkey — 2.7%
Turk Hava Yollari Anonim Ortakligi**	2,264,223	9,235,018
Turkiye Is Bankasi — C	2,453,125	10,429,449

		19,664,467

United Kingdom — 2.1%
Antofagasta PLC	369,589	7,176,032
Petrofac, Ltd.	365,985	7,893,702

		15,069,734

Poland — 1.4%
Powszechna Kasa Oszczednosci Bank Polski SA**	675,356	10,231,928

Total EUROPE		81,249,155

NORTH AMERICA — 7.2%
Mexico — 3.4%
Banco Compartamos SA de CV	1,122,364	7,147,454
Fresnillo PLC	379,680	7,407,748
Genomma Lab Internacional SA — B**	3,238,050	6,218,298
Wal-Mart de Mexico SAB de CV — V	1,728,800	4,332,409

		25,105,909

Canada — 2.7%
Pacific Rubiales Energy Corp.**	436,612	12,276,397
SEMAFO, Inc.**	770,927	7,282,934

		19,559,331

United States — 1.1%
Southern Copper Corp.	239,795	8,421,600

Total NORTH AMERICA		53,086,840

AFRICA — 5.0%
South Africa — 5.0%
Clicks Group, Ltd.	1,205,129	7,642,007
Kumba Iron Ore, Ltd.	119,592	6,226,968
MTN Group, Ltd.	326,055	5,894,040
Shoprite Holdings, Ltd.	499,766	7,094,702
Truworths International, Ltd.	943,783	9,478,112

		36,335,829

Total AFRICA		36,335,829

MIDDLE EAST — 3.3%
Egypt — 1.5%
Commercial International Bank Egypt SAE	1,426,503	10,749,513

Israel — 0.9%
Israel Chemicals, Ltd.	496,126	6,998,395

Qatar — 0.9%
Qatar National Bank	158,613	6,644,914

Total MIDDLE EAST		24,392,822

Total EQUITY SECURITIES (Cost $544,886,468)		673,076,363

TOTAL INVESTMENTS (COST $544,886,468)	91.8%	$673,076,363
Other Assets In Excess Of Liabilities	8.2%	59,975,388

Net Assets	100.0%	$733,051,751

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$561,319,629

Gross Appreciation	$128,954,685
Gross Depreciation	(17,197,951)

Net Appreciation	$111,756,734

**	Non-income producing security

ADR	— American Depository Receipt

NVDR	— Non-Voting Depository Receipt

SP ADR	— Sponsored American Depository Receipt

SP GDR	— Sponsored Global Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2010 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 94.8%
FAR EAST — 38.9%
China — 17.4%
361 Degrees International, Ltd.	3,403,000	$3,421,048
AAC Acoustic Technologies Holdings, Inc.	1,527,478	3,331,026
Ajisen China Holdings, Ltd.	1,428,500	2,246,171
Anta Sports Products, Ltd.	518,000	1,200,389
China Lilang, Ltd.	1,788,725	2,997,020
China Wireless Technologies, Ltd.	4,482,681	2,085,680
Galaxy Entertainment Group, Ltd.**	2,544,000	2,275,512
Kingdee International Software Group Co., Ltd.	5,242,851	2,452,883
Lijun International Pharmaceutical Holding Co., Ltd.	5,833,845	2,285,763
Lonking Holdings, Ltd.	1,778,000	1,796,596
O-Net Communications Group, Ltd.**	2,681,000	1,890,109
Real Gold Mining, Ltd.**	1,282,500	2,277,767
Sany Heavy Equipment International Holdings Co., Ltd.	1,443,474	2,548,779
Shenguan Holdings Group, Ltd.	2,793,816	3,276,739
Vinda International Holdings, Ltd.	1,813,000	2,556,335
Zhuzhou CSR Times Electric Co., Ltd. — H	1,146,383	3,679,016

		40,320,833

Japan — 11.5%
Alpine Electronics, Inc.	170,471	2,182,960
Gree, Inc.	137,955	2,242,512
Hamamatsu Photonics K.K.	65,500	2,136,518
Kakaku.com	540	3,127,575
Keihin Corp.	106,730	2,196,480
M3, Inc.	570	2,522,940
Makino Milling Machine Co., Ltd.**	330,000	2,233,469
Miraca Holdings, Inc.	71,900	2,545,095
Nabtesco Corp.	181,000	2,946,562
Sawai Pharmaceutical Co., Ltd.	23,500	2,114,099
Zeon Corp.	277,877	2,303,436

		26,551,646

India — 2.6%
Jain Irrigation Systems, Ltd.	79,571	2,105,927
Jubilant Foodworks, Ltd.**	104,355	1,098,938
SKS Microfinance, Ltd.**	92,782	2,761,367

		5,966,232

Australia — 1.9%
Bradken, Ltd.	275,111	2,273,513
PanAust, Ltd.**	3,457,609	2,172,264

		4,445,777

Taiwan — 1.9%
E Ink Holdings, Inc.**	1,671,000	3,241,285
Largan Precision Co., Ltd.	57,000	1,085,575

		4,326,860

Thailand — 1.4%
Asian Property Development Public Co., Ltd. — NVDR	13,068,796	3,251,051

South Korea — 1.0%
Hyundai Mipo Dockyard Co., Ltd.	14,519	2,400,203

Singapore — 0.7%
Goodpack, Ltd.	1,142,000	1,658,596

Malaysia — 0.5%
AirAsia Berhad**	1,597,400	1,164,286

Total FAR EAST		90,085,484

EUROPE — 33.6%
United Kingdom — 15.2%
ASOS PLC**	96,198	1,715,176
Aveva Group PLC	97,490	2,240,533
Domino’s Pizza UK & IRL PLC	330,787	2,440,189
IG Group Holdings PLC	263,374	2,057,079
Imagination Technologies Group PLC**	200,192	1,199,428
Melrose PLC	793,711	3,411,343
Michael Page International PLC	325,633	2,357,153
Premier Farnell PLC	267,373	1,119,759
Restaurant Group PLC	668,822	2,774,763
Rightmove PLC	197,681	2,277,781
Rockhopper Exploration PLC**	222,685	1,623,139
Spectris PLC	140,742	2,372,304
Spirax-Sarco Engineering PLC	82,199	2,324,266
Telecity Group PLC**	279,801	2,177,909
Victrex PLC	146,076	2,928,036
Wellstream Holdings PLC	180,931	2,174,309

		35,193,167

Switzerland — 8.9%
Dufry Group**	36,090	3,448,686
Ferrexpo PLC	468,420	2,268,589
Meyer Burger Technology AG**	107,812	3,401,183
Panalpina Welttransport Holding AG**	31,484	3,460,308
Rieter Holding AG**	7,628	2,191,017
Sulzer AG	20,753	2,407,614
Temenos Group AG**	112,268	3,438,932

		20,616,329

Germany — 3.3%
Dialog Semiconductor PLC**	173,443	2,829,083
Hugo Boss AG — Pref.	44,023	2,555,715
Tognum AG	101,432	2,246,316

		7,631,114

Italy — 2.4%
DiaSorin SpA	81,495	3,347,390
Yoox SpA**	228,370	2,331,831

		5,679,221

France — 1.2%
Rhodia SA	118,626	2,842,179

Spain — 1.0%
Viscofan SA	73,168	2,411,869

Norway — 1.0%
Subsea 7, Inc.**	119,738	2,339,321

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2010 (unaudited)

	Number
	of	Market
	Shares	Value

Turkey — 0.6%
Anadolu Hayat Emeklilik AS	327,464	$1,290,342

Total EUROPE		78,003,542

NORTH AMERICA — 13.7%
Canada — 8.9%
Bankers Petroleum, Ltd.**	319,070	2,521,177
Canadian Western Bank	88,857	2,145,211
Cineplex Galaxy Income Fund	107,463	2,170,358
Crew Energy, Inc.**	189,727	3,357,886
Eastern Platinum, Ltd.**	1,521,568	2,099,938
Pacific Rubiales Energy Corp.**	87,512	2,460,610
SEMAFO, Inc.**	365,383	3,451,767
Trican Well Service, Ltd.	148,424	2,367,225

		20,574,172

Mexico — 3.8%
Banco Compartamos SA de CV	703,700	4,481,312
Genomma Lab Internacional SA — B**	2,260,600	4,341,219

		8,822,531

United States — 1.0%
GT Solar International, Inc.**	283,063	2,369,237

Total NORTH AMERICA		31,765,940

SOUTH AMERICA — 7.5%
Brazil — 7.5%
BR Malls Participacoes SA	265,324	2,190,648
BR Properties SA	185,900	1,790,881
Cia. Hering	37,800	1,643,809
Even Construtora e Incorporadora SA	683,700	3,503,356
Localiza Rent a Car SA	150,000	2,500,000
Lojas Renner SA	100,400	3,411,939
OdontoPrev SA	198,400	2,295,905

		17,336,538

Total SOUTH AMERICA		17,336,538

AFRICA — 1.1%
South Africa — 1.1%
Clicks Group, Ltd.	411,897	2,611,936

Total AFRICA		2,611,936

Total EQUITY SECURITIES (Cost $170,742,359)		219,803,440

EXCHANGE-TRADED FUNDS — 0.9%
AFRICA — 0.9%
South Africa — 0.9%
NewGold Issuer, Ltd.**	166,264	2,132,492

Total AFRICA		2,132,492

Total EXCHANGE-TRADED FUNDS (Cost $1,993,428)		2,132,492

TOTAL INVESTMENTS (COST $172,735,787)	95.7%	$221,935,932
Other Assets In Exess Of Liabilities	4.3%	9,999,522

Net Assets	100.0%	$231,935,454

     The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$17,192,294

Gross Appreciation	$49,832,268
Gross Depreciation	(2,088,630)

Net Appreciation	$47,743,638

**	Non-income producing security

NVDR	— Non-Voting Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Global Growth Fund
Schedule of Investments
September 30, 2010 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 97.2%
NORTH AMERICA — 64.0%
United States — 58.7%
Acorda Therapeutics, Inc.**	15,460	$510,489
American Eagle Outfitters, Inc.	40,394	604,294
American Express Co.	8,877	373,100
Apple, Inc.**	3,309	938,929
Aruba Networks, Inc.**	27,789	593,017
Bank of America Corp.	29,042	380,741
BE Aerospace, Inc.**	33,367	1,011,354
Bucyrus International, Inc.	8,614	597,381
Celgene Corp.**	9,779	563,368
Chipotle Mexican Grill, Inc.**	2,604	447,888
Ciena Corp.**	48,546	755,861
Coinstar, Inc.**	12,038	517,514
Comerica, Inc.	10,801	401,257
Cree, Inc.**	5,405	293,437
Crocs, Inc.**	44,508	579,049
Deere & Co.	11,272	786,560
Discovery Communications, Inc. — A**	12,688	552,562
Edwards Lifesciences Corp.**	9,346	626,649
EMC Corp.**	47,014	954,854
Equinix, Inc.**	6,294	644,191
Express Scripts, Inc.**	5,878	286,259
Fifth Third Bancorp	32,125	386,464
Finisar Corp.**	40,552	761,972
Freeport-McMoRan Copper & Gold, Inc.	8,821	753,225
Goldman Sachs Group, Inc.	4,395	635,429
Google, Inc. — A**	1,654	869,657
Green Mountain Coffee Roasters, Inc.**	19,336	603,090
Halliburton Co.	17,990	594,929
Illumina, Inc.**	18,992	934,406
IntercontinentalExchange, Inc.**	5,555	581,720
Las Vegas Sands Corp.**	32,607	1,136,354
MGIC Investment Corp.**	64,403	594,440
Nektar Therapeutics**	72,033	1,063,927
Och-Ziff Capital Management Group LP	33,957	505,959
OmniVision Technologies, Inc.**	24,915	574,042
PACCAR, Inc.	12,255	590,078
priceline.com, Inc.**	2,471	860,748
Riverbed Technology, Inc.**	12,734	580,416
Starwood Hotels & Resorts Worldwide, Inc.	17,335	910,954
Target Corp.	10,323	551,661
Terex Corp.**	24,935	571,510
Textron, Inc.	18,279	375,816
The Coca-Cola Co.	9,719	568,756
The Hershey Co.	13,911	662,024
The Talbots, Inc.**	48,060	629,586
Thoratec Corp.**	22,907	847,101
Trinity Industries, Inc.	26,928	599,687
United Therapeutics Corp.**	12,245	685,842
US Airways Group, Inc.**	52,869	489,038
Whole Foods Market, Inc.**	17,948	666,050
WMS Industries, Inc.**	18,509	704,638

		32,708,273

Canada — 4.6%
Pacific Rubiales Energy Corp.**	24,943	701,332
PetroBakken Energy, Ltd. — A	24,691	553,622
SEMAFO, Inc.**	62,963	594,810
Silver Wheaton Corp.**	25,630	682,537

		2,532,301

Puerto Rico — 0.7%
Popular, Inc.**	135,249	392,222

Total NORTH AMERICA		35,632,796

FAR EAST — 14.4%
China — 7.3%
China Coal Energy Co., Ltd. — H	410,478	679,294
Ctrip.com International, Ltd. — ADR**	13,998	668,405
Focus Media Holding, Ltd. — ADR**	33,158	805,739
Home Inns & Hotels Management, Inc. — ADR**	11,549	570,983
Lenovo Group, Ltd.	565,907	349,368
Ping An Insurance Group Company of China, Ltd. — H	57,412	586,044
Trina Solar, Ltd. — SP ADR**	14,184	428,073

		4,087,906

Japan — 5.0%
FANUC, Ltd.	4,700	598,479
Komatsu, Ltd.	16,500	383,050
Sony Corp.	17,863	552,281
Start Today Co., Ltd.	129	359,896
Sumco Corp.**	29,207	455,528
Tokyo Electron, Ltd.	8,777	440,007

		2,789,241

India — 1.6%
ICICI Bank, Ltd. — SP ADR	17,378	866,293

Singapore — 0.5%
Genting Singapore PLC**	195,221	276,109

Total FAR EAST		8,019,549

EUROPE — 9.8%
Russia — 3.1%
Mechel — SP ADR	24,714	615,379
Mobile TeleSystems — SP ADR	27,507	583,974
Sberbank RF	190,771	535,113

		1,734,466

Germany — 2.1%
Infineon Technologies AG**	88,372	612,125
SGL Carbon SE**	16,994	588,792

		1,200,917

United Kingdom — 1.5%
Eurasian Natural Resources Corp.	20,138	290,564

Driehaus Global Growth Fund
Schedule of Investments
September 30, 2010 (unaudited)

	Number
	of	Market
	Shares	Value

Johnson Matthey PLC	18,811	$520,673

		811,237

Ireland — 1.2%
ICON PLC — SP ADR**	30,817	666,264

Netherlands — 1.2%
Chicago Bridge & Iron Co. NV**	27,123	663,157

France — 0.7%
Vallourec SA	3,930	390,407

Total EUROPE		5,466,448

SOUTH AMERICA — 7.9%
Brazil — 7.4%
Fibria Celulose SA — SP ADR**	28,570	493,975
Hypermarcas SA**	57,528	882,640
Itau Unibanco Holding SA — PREF ADR	16,717	404,217
OGX Petroleo e Gas Participacoes SA**	78,459	1,021,080
Petroleo Brasileiro SA — ADR	14,864	539,117
Vale SA — SP ADR	24,644	770,618

		4,111,647

Colombia — 0.5%
Ecopetrol SA — SP ADR	6,937	289,620

Total SOUTH AMERICA		4,401,267

AFRICA — 1.1%
South Africa — 1.1%
Randgold Resources, Ltd. — ADR	6,223	631,386

Total AFRICA		631,386

Total EQUITY SECURITIES (Cost $44,181,205)		54,151,446

TOTAL INVESTMENTS (COST $44,181,205)	97.2%	$54,151,446
Other Assets In Excess Of Liabilities	2.8%	1,583,267

Net Assets	100.0%	$55,734,713

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$45,470,545

Gross Appreciation		$10,914,072
Gross Depreciation		(2,233,171)

Net Appreciation		$8,680,901

**	Non-income producing security

ADR	— American Depository Receipt

LP	— Limited Partnership

PREF ADR	— Preferred American Depository Receipt

SP ADR	— Sponsored American Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Mid Cap Growth Fund
Schedule of Investments
September 30, 2010 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 99.9%
CONSUMER DISCRETIONARY — 24.5%
Media — 4.9%
Focus Media Holding, Ltd. — ADR**	22,547	$547,892
Valassis Communications, Inc.**	5,473	185,480

		733,372

Textiles, Apparel & Luxury Goods — 3.8%
Deckers Outdoor Corp.**	5,652	282,374
Lululemon Athletica, Inc.**	2,543	113,723
Skechers U.S.A., Inc. — A**	7,118	167,202

		563,299

Hotels, Restaurants & Leisure — 3.7%
Ctrip.com International, Ltd. — ADR**	8,199	391,502
Panera Bread Co. — A**	1,807	160,118

		551,620

Internet & Catalog Retail — 3.6%
HSN, Inc.**	2,051	61,325
priceline.com, Inc.**	1,384	482,103

		543,428

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	5,735	336,530

Multiline Retail — 2.0%
Dollar Tree, Inc.**	6,085	296,705

Diversified Consumer Services — 1.5%
Coinstar, Inc.**	5,362	230,512

Leisure Equipment & Products — 1.3%
Polaris Industries, Inc.	2,969	193,282

Auto Components — 0.8%
Tenneco, Inc.**	3,950	114,432

Household Durables — 0.6%
Harman International Industries, Inc.**	2,679	89,505

Total CONSUMER DISCRETIONARY		3,652,685

INFORMATION TECHNOLOGY — 23.7%
Software — 9.6%
Check Point Software Technologies, Ltd.**	2,891	106,765
Informatica Corp.**	6,908	265,336
Red Hat, Inc.**	3,121	127,961
Rovi Corp.**	11,583	583,899
Solera Holdings, Inc.	1,788	78,958
VMware, Inc. — A**	3,129	265,777

		1,428,696

Communications Equipment — 5.4%
Ciena Corp.**	7,355	114,517
F5 Networks, Inc.**	3,021	313,610
Finisar Corp.**	5,786	108,719
Riverbed Technology, Inc.**	5,846	266,461

		803,307

IT Services — 3.6%
VeriFone Systems, Inc.**	17,404	540,742

Semiconductors & Semiconductor Equipment — 2.6%
Atmel Corp.**	5,261	41,878
Cypress Semiconductor Corp.**	17,109	215,231
OmniVision Technologies, Inc.**	5,530	127,411

		384,520

Internet Software & Services — 2.5%
Equinix, Inc.**	2,260	231,311
VeriSign, Inc.**	4,690	148,861

		380,172

Total INFORMATION TECHNOLOGY		3,537,437

HEALTH CARE — 19.3%
Health Care Equipment & Supplies — 7.1%
Edwards Lifesciences Corp.**	3,954	265,116
Intuitive Surgical, Inc.**	156	44,263
ResMed, Inc.**	7,051	231,343
Thoratec Corp.**	14,045	519,384

		1,060,106

Biotechnology — 5.3%
Acorda Therapeutics, Inc.**	6,360	210,007
Alexion Pharmaceuticals, Inc.**	6,490	417,696
United Therapeutics Corp.**	2,759	154,532

		782,235

Pharmaceuticals — 2.2%
Nektar Therapeutics**	15,678	231,564
Salix Pharmaceuticals, Ltd.**	2,571	102,120

		333,684

Life Sciences Tools & Services — 2.0%
Illumina, Inc.**	3,908	192,274
PAREXEL International Corp.**	4,828	111,672

		303,946

Health Care Providers & Services — 1.5%
HMS Holdings Corp.**	3,760	221,614

Health Care Technology — 1.2%
SXC Health Solutions Corp.**	4,922	179,505

Total HEALTH CARE		2,881,090

INDUSTRIALS — 11.1%
Aerospace & Defense — 5.9%
BE Aerospace, Inc.**	18,051	547,126
Triumph Group, Inc.	4,404	328,494

		875,620

Machinery — 1.5%
Joy Global, Inc.	2,108	148,235
Kennametal, Inc.	2,583	79,892

		228,127

Airlines — 1.4%
United Continental Holdings, Inc.**	9,129	215,718

Road & Rail — 1.4%
Genesee & Wyoming, Inc. — A**	4,912	213,132

Professional Services — 0.9%
FTI Consulting, Inc.**	3,744	129,879

Total INDUSTRIALS		1,662,476

ENERGY — 7.7%
Oil, Gas & Consumable Fuels — 4.6%
Brigham Exploration Co.**	15,593	292,369
Concho Resources, Inc.**	2,222	147,030

Driehaus Mid Cap Growth Fund
Schedule of Investments
September 30, 2010 (unaudited)

	Number
	of	Market
	Shares	Value

Oasis Petroleum, Inc.**	12,454	$241,234

		680,633

Energy Equipment & Services — 3.1%
CARBO Ceramics, Inc.	1,982	160,542
Complete Production Services, Inc.**	11,788	241,065
Lufkin Industries, Inc.	1,585	69,581

		471,188

Total ENERGY		1,151,821

CONSUMER STAPLES — 5.8%
Personal Products — 1.6%
Nu Skin Enterprises, Inc. — A	8,152	234,778

Food Products — 1.5%
Green Mountain Coffee Roasters, Inc.**	7,226	225,379

Beverages — 1.4%
Hansen Natural Corp.**	4,666	217,529

Food & Staples Retailing — 1.3%
Whole Foods Market, Inc.**	5,167	191,747

Total CONSUMER STAPLES		869,433

MATERIALS — 3.0%
Metals & Mining — 3.0%
Allied Nevada Gold Corp.**	9,160	242,740
Cliffs Natural Resources, Inc.	3,113	198,983

		441,723

Total MATERIALS		441,723

TELECOMMUNICATION SERVICES — 2.7%
Wireless Telecommunication Services — 2.7%
Crown Castle International Corp.**	8,986	396,732

Total TELECOMMUNICATION SERVICES		396,732

UTILITIES — 1.1%
Water Utilities — 1.1%
Aqua America, Inc.	8,155	166,362

Total UTILITIES		166,362

FINANCIALS — 1.0%
Capital Markets — 1.0%
Greenhill & Co., Inc.	1,876	148,804

Total FINANCIALS		148,804

Total EQUITY SECURITIES (Cost $11,875,417)		14,908,563

TOTAL INVESTMENTS (COST $11,875,417)	99.9%	$14,908,563
Other Assets In Excess Of Liabilities	0.1%	14,447

Net Assets	100.0%	$14,923,010

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$12,366,153

Gross Appreciation		$3,240,596
Gross Depreciation		(698,186)

Net Appreciation		$2,542,410

**	Non-income producing security

ADR	— American Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Large Cap Growth Fund
Schedule of Investments
September 30, 2010 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 99.6%
INFORMATION TECHNOLOGY — 31.9%
Software — 12.3%
Check Point Software Technologies, Ltd.**	7,607	$280,926
Citrix Systems, Inc.**	4,442	303,122
Oracle Corp.	18,954	508,915
Rovi Corp.**	13,162	663,496
VMware, Inc. — A**	3,923	333,220

		2,089,679

Computers & Peripherals — 10.6%
Apple, Inc.**	3,449	978,654
EMC Corp.**	19,904	404,250
NetApp, Inc.**	8,382	417,340

		1,800,244

Internet Software & Services — 4.4%
Baidu, Inc. — SP ADR**	2,616	268,454
Google, Inc. — A**	913	480,046

		748,500

Communications Equipment — 2.9%
Cisco Systems, Inc.**	14,416	315,710
Juniper Networks, Inc.**	6,233	189,171

		504,881

Semiconductors & Semiconductor Equipment — 0.9%
Broadcom Corp. — A	4,434	156,919

IT Services — 0.8%
Cognizant Technology Solutions Corp. — A**	2,041	131,583

Total INFORMATION TECHNOLOGY		5,431,806

CONSUMER DISCRETIONARY — 28.9%
Hotels, Restaurants & Leisure — 9.7%
Ctrip.com International, Ltd. — ADR**	7,266	346,951
Las Vegas Sands Corp.**	20,055	698,917
McDonald’s Corp.	5,735	427,315
Yum! Brands, Inc.	3,698	170,330

		1,643,513

Internet & Catalog Retail — 6.6%
Amazon.com, Inc.**	2,829	444,323
Netflix, Inc.**	1,016	164,755
priceline.com, Inc.**	1,476	514,150

		1,123,228

Multiline Retail — 4.0%
Dollar General Corp.**	15,703	459,313
Target Corp.	4,256	227,441

		686,754

Specialty Retail — 2.9%
AutoZone, Inc.**	390	89,275
TJX Companies, Inc.	9,174	409,436

		498,711

Textiles, Apparel & Luxury Goods — 2.5%
NIKE, Inc. — B	5,184	415,446

Media — 2.0%
Discovery Communications, Inc. — A**	7,909	344,437

Automobiles — 1.2%
Ford Motor Co.**	16,130	197,431

Total CONSUMER DISCRETIONARY		4,909,520

INDUSTRIALS — 9.5%
Machinery — 8.2%
Caterpillar, Inc.	4,572	359,725
Cummins, Inc.	6,746	611,053
Deere & Co.	6,033	420,983

		1,391,761

Aerospace & Defense — 1.3%
BE Aerospace, Inc.**	7,440	225,506

Total INDUSTRIALS		1,617,267

HEALTH CARE — 9.5%
Pharmaceuticals — 2.6%
Allergan, Inc.	2,526	168,055
Shire PLC — ADR	4,047	272,282

		440,337

Health Care Equipment & Supplies — 2.5%
Edwards Lifesciences Corp.**	1,161	77,845
Intuitive Surgical, Inc.**	367	104,133
ResMed, Inc.**	7,439	244,074

		426,052

Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc.**	1,761	113,338
Celgene Corp.**	3,366	193,915

		307,253

Health Care Providers & Services — 1.5%
Express Scripts, Inc.**	5,039	245,399

Health Care Technology — 1.1%
Cerner Corp.**	2,304	193,513

Total HEALTH CARE		1,612,554

ENERGY — 5.6%
Oil, Gas & Consumable Fuels — 3.9%
EOG Resources, Inc.	1,771	164,650
Marathon Oil Corp.	5,706	188,869
Occidental Petroleum Corp.	2,892	226,444
Whiting Petroleum Corp.**	832	79,464

		659,427

Energy Equipment & Services — 1.7%
Cameron International Corp.**	2,125	91,290
Halliburton Co.	5,901	195,146

		286,436

Total ENERGY		945,863

CONSUMER STAPLES — 5.5%
Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	5,944	383,328
Whole Foods Market, Inc.**	4,634	171,968

		555,296

Beverages — 2.2%
Companhia de Bebidas das Americas — PREF ADR	2,366	292,863
Dr Pepper Snapple Group, Inc.	2,495	88,622

		381,485

Total CONSUMER STAPLES		936,781

MATERIALS — 4.8%
Metals & Mining — 4.8%
Freeport-McMoRan Copper & Gold, Inc.	2,677	228,589

Driehaus Large Cap Growth Fund
Schedule of Investments
September 30, 2010 (unaudited)

	Number
	of	Market
	Shares	Value

Randgold Resources, Ltd. — ADR	3,291	$333,905
Vale SA — SP ADR	7,955	248,753

		811,247

Total MATERIALS		811,247

TELECOMMUNICATION SERVICES — 3.5%
Wireless Telecommunication Services — 3.5%
American Tower Corp. — A**	11,773	603,484

Total TELECOMMUNICATION SERVICES		603,484

FINANCIALS — 0.4%
Consumer Finance — 0.4%
American Express Co.	1,762	74,057

Total FINANCIALS		74,057

Total EQUITY SECURITIES (Cost $13,591,508)		16,942,579

TOTAL INVESTMENTS (COST $13,591,508)	99.6%	$16,942,579
Other Assets In Excess Of Liabilities	0.4%	73,369

Net Assets	100.0%	$17,015,948

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$13,858,810

Gross Appreciation		$3,436,563
Gross Depreciation		(352,794)

Net Appreciation		$3,083,769

**	Non-income producing security

ADR	— American Depository Receipt

PREF ADR	— Preferred American Depository Receipt

SP ADR	— Sponsored American Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds
Notes to Schedules of Investments
A. Portfolio Valuation:
     Securities transactions are accounted for on trade date. Equity securities are valued at the last sale price as of the close of the appropriate exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Driehaus Mutual Funds’ Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below.
     Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The summary of inputs used to value each Fund’s net assets as of September 30, 2010 is as follows:

	Total		Level 2	Level 3
	Value at	Level 1	Significant	Significant
	September 30,	Quoted	Observable	Unobservable
Fund	2010	Price	Inputs	Inputs

Driehaus International Discovery Fund
Investments in Securities*	$325,696,481	$325,696,481	$—	$—

Driehaus Emerging Markets Growth Fund
Investments in Securities*	$673,076,363	$673,076,363	$—	$—

Driehaus International Small Cap Growth Fund
Investments in Securities*	$221,935,932	$221,935,932	$—	$—

Driehaus Global Growth Fund
Investments in Securities*	$54,151,446	$54,151,446	$—	$—

Driehaus Mid Cap Growth Fund
Investments in Securities*	$14,908,563	$14,908,563	$—	$—

Driehaus Large Cap Growth Fund
Investments in Securities*	$16,942,579	$16,942,579	$—	$—

*	See Schedule of Investments for country or industry breakout.
     For additional information regarding the Funds’ policy for valuation of investments or other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report.

Driehaus Active Income Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Shares, Principal
Amount, or
Number of
Contracts			Value
	ASSET-BACKED SECURITIES	4.58%

$701,591	321 Henderson Receivables I LLC [1,2,4] 0.46% , 9/15/41		$607,890
7,357,728	Bear Stearns Asset Backed Securities Trust [2] 0.32% , 2/25/28		6,928,898
468,230	Citigroup Mortgage Loan Trust, Inc. [2] 0.33% , 1/25/37		188,388
62,166	Citigroup Mortgage Loan Trust, Inc. [2] 0.34% , 1/25/37		61,445
4,944,980	CNL Funding [1] 7.65% , 6/18/14		4,636,705
122,988	Countrywide Asset-Backed Certificates [2] 0.50% , 4/25/34		97,394
19,985,113	Fannie Mae REMICS [2] 0.58% , 6/25/36		19,999,402
41,943,848	Freddie Mac REMICS 1.50% , 3/15/15		42,217,489
10,568,938	Freddie Mac REMICS [2] 0.46% , 1/15/35		10,530,679
473,876	JP Morgan Alternative Loan Trust [2] 0.32% , 3/25/37		394,829
179,444	Merrill Lynch Mortgage Investors, Inc. [2] 0.73% , 8/25/35		162,813
3,125,125	Wells Fargo Mortgage Loan Trust [1,2,4] 0.37% , 8/27/47		2,875,115

	TOTAL ASSET-BACKED SECURITIES (Cost $88,180,739)		88,701,047

	BANK LOANS	0.59%

	Commercial Services	0.49%
9,500,000	Altegrity, Inc. [2] 7.75% , 2/21/15		9,511,875

	Telecommunications	0.10%
1,988,447	Sorenson Communications, Inc. [2] 6.00% , 8/16/13		1,815,711

	TOTAL BANK LOANS (Cost $11,184,712)		11,327,586

Driehaus Active Income Fund
Schedule of Investments
September 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	CORPORATE BONDS	40.58%

	Agriculture	2.48%
$8,000,000	Altria Group, Inc. 9.70% , 11/10/18		$10,845,120
12,000,000	Lorillard Tobacco Co. 8.13% , 6/23/19		13,757,928
22,000,000	Lorillard Tobacco Co. 6.88% , 5/1/20		23,310,782

			47,913,830

	Auto Parts & Equipment	0.61%
712,000	Lear Corp. 7.88% , 3/15/18		758,280
8,313,000	Lear Corp. 8.13% , 3/15/20		8,926,084
2,000,000	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. [1] 10.63% , 9/1/17		2,030,000

			11,714,364

	Banks	4.90%
57,813,000	JPMorgan Chase & Co. [2] 7.90% , 4/29/49		62,164,642
16,000,000	Morgan Stanley 7.30% , 5/13/19		18,432,992
13,500,000	Wells Fargo & Co. [2] 7.98% , 3/15/18		14,276,250

			94,873,884

	Chemicals	1.05%
18,500,000	CF Industries, Inc. 7.13% , 5/1/20		20,280,625

	Coal	0.39%
7,100,000	International Coal Group, Inc. 9.13% , 4/1/18		7,597,000

	Commercial Services	1.42%
8,750,000	DynCorp International, Inc. [1] 10.38% , 7/1/17		8,750,000

Driehaus Active Income Fund
Schedule of Investments
September 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	CORPORATE BONDS (continued)
$18,885,000	Wyle Services Corp. [1] 10.50% , 4/1/18		$18,790,575

			27,540,575

	Diversified Financial Services	2.89%
34,843,000	American Express Co. [2] 6.80% , 9/1/66		35,104,323
5,000,000	Ford Motor Credit Co. LLC 7.38% , 2/1/11		5,093,030
10,800,000	Jefferies Group, Inc. 8.50% , 7/15/19		12,559,946
3,824,000	Textron Financial Corp. [1,2] 6.00% , 2/15/67		3,116,560

			55,873,859

	Entertainment	0.69%
13,137,000	Midwest Gaming Borrower LLC / Midwest Finance Corp. [1] 11.63% , 4/15/16		13,432,583

	Hand/Machine Tools	0.23%
4,500,000	Stanley Black & Decker, Inc. [2] 5.90% , 12/1/45		4,426,857

	Healthcare — Services	1.30%
25,000,000	Healthsouth Corp. 7.75% , 9/15/22		25,250,000

	Household Products/Wares	0.44%
8,000,000	Spectrum Brands Holdings, Inc. [1] 9.50% , 6/15/18		8,590,000

	Housewares	1.06%
20,500,000	Ames True Temper, Inc. 10.00% , 7/15/12		20,551,250

	Insurance	2.38%
29,500,000	Chubb Corp. [2] 6.38% , 3/29/67		29,352,500
1,000,000	MBIA Insurance Corp. [1,2] 14.00% , 1/15/33		465,000

Driehaus Active Income Fund
Schedule of Investments
September 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	CORPORATE BONDS (continued)
$17,000,000	Travelers Cos., Inc. [2] 6.25% , 3/15/37		$16,341,216

			46,158,716

	Iron/Steel	2.17%
13,000,000	Allegheny Technologies, Inc. 9.38% , 6/1/19		15,735,720
25,625,000	ArcelorMittal (Luxembourg)[3] 7.00% , 10/15/39		26,259,834

			41,995,554

	Leisure Time	1.59%
29,867,000	Equinox Holdings, Inc. [1] 9.50% , 2/1/16		30,688,342

	Lodging	0.40%
7,000,000	Hyatt Hotels Corp. [1] 6.88% , 8/15/19		7,799,799

	Media	1.60%
600,000	Clear Channel Worldwide Holdings, Inc. 9.25% , 12/15/17		639,000
2,400,000	Clear Channel Worldwide Holdings, Inc. 9.25% , 12/15/17		2,574,000
27,230,000	ProQuest LLC/ProQuest Notes Co. [1] 9.00% , 10/15/18		27,774,600

			30,987,600

	Miscellaneous Manufacturing	2.71%
19,475,000	Amsted Industries, Inc. [1] 8.13% , 3/15/18		20,375,719
32,140,000	GE Capital Trust I [2] 6.38% , 11/15/67		32,180,175

			52,555,894

	Oil & Gas	1.51%
7,000,000	Anadarko Petroleum Corp. 8.70% , 3/15/19		8,525,699

Driehaus Active Income Fund
Schedule of Investments
September 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	CORPORATE BONDS (continued)
$13,000,000	Tesoro Corp. 6.63% , 11/1/15		$13,097,500
7,500,000	Valero Energy Corp. 6.63% , 6/15/37		7,555,372

			29,178,571

	Packaging & Containers	0.27%
5,000,000	Graham Packaging Co. LP/GPC Capital Corp. I 9.88% , 10/15/14		5,212,500

	Pharmaceuticals	0.64%
12,000,000	Patheon, Inc. (Canada)[1,3] 8.63% , 4/15/17		12,360,000

	Pipelines	1.89%
31,500,000	Enbridge Energy Partners LP [2] 8.05% , 10/1/77		32,151,483
4,250,000	Oneok, Inc. 6.00% , 6/15/35		4,409,953

			36,561,436

	Retail	5.46%
11,325,000	CVS Caremark Corp. [2] 6.30% , 6/1/62		10,479,589
6,074,000	Michaels Stores, Inc. 10.00% , 11/1/14		6,430,848
15,500,000	Michaels Stores, Inc. 11.38% , 11/1/16		16,914,375
19,483,000	Neiman Marcus Group, Inc. 9.00% , 10/15/15		20,335,381
10,362,000	Neiman Marcus Group, Inc. 10.38% , 10/15/15		10,931,910
500,000	QVC, Inc. [1] 7.38% , 10/15/20		520,000
22,850,000	Rite Aid Corp. 10.38% , 7/15/16		23,906,812
12,850,000	Rite Aid Corp. 9.50% , 6/15/17		10,858,250

Driehaus Active Income Fund
Schedule of Investments
September 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	CORPORATE BONDS (continued)
$5,000,000	Rite Aid Corp. 10.25% , 10/15/19		$5,231,250

			105,608,415

	Software	0.57%
10,000,000	SSI Investments II/SSI Co. — Issuer LLC [1] 11.13% , 6/1/18		11,025,000

	Telecommunications	1.93%
26,000,000	Telcordia Technologies, Inc. [1] 11.00% , 5/1/18		25,642,500
10,000,000	Telecom Italia Capital S.A. (Italy)[3] 7.18% , 6/18/19		11,756,470

			37,398,970

	TOTAL CORPORATE BONDS (Cost $734,691,013)		785,575,624

	CONVERTIBLE CORPORATE BONDS	17.25%

	Airlines	1.85%
2,250,000	Continental Airlines, Inc. 5.00% , 6/15/23		2,851,875
22,900,000	UAL Corp. 5.00% , 2/1/21		22,913,740
10,000,000	UAL Corp. 4.50% , 6/30/21		10,040,000

			35,805,615

	Auto Manufacturers	1.79%
23,150,000	Ford Motor Co. 4.25% , 11/15/16		34,667,125

	Biotechnology	1.17%
19,170,000	Amylin Pharmaceuticals, Inc. 2.50% , 4/15/11		19,050,188
3,132,000	Life Technologies Corp. 3.25% , 6/15/25		3,503,925

			22,554,113

Driehaus Active Income Fund
Schedule of Investments
September 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	CONVERTIBLE CORPORATE BONDS (continued)

	Building Materials	0.28%
$4,988,000	Trex Co., Inc. 6.00% , 7/1/12		$5,455,625

	Computers	0.19%
4,000,000	SanDisk Corp. 1.50% , 8/15/17		3,725,000

	Electrical Components & Equipment	2.48%
8,500,000	SunPower Corp. [1] 4.50% , 3/15/15		7,941,550
46,119,000	Suntech Power Holdings Co., Ltd. (China)[3] 3.00% , 3/15/13		40,008,232

			47,949,782

	Energy — Alternate Sources	1.04%
20,704,000	LDK Solar Co., Ltd. (China)[3] 4.75% , 4/15/13		20,212,280

	Entertainment	1.91%
33,818,000	International Game Technology 3.25% , 5/1/14		36,946,165

	Lodging	0.34%
5,000,000	Gaylord Entertainment Co. [1] 3.75% , 10/1/14		6,550,000

	Miscellaneous Manufacturing	0.28%
5,000,000	Griffon Corp. [1] 4.00% , 1/15/17		5,325,000

	Pharmaceuticals	0.06%
1,000,000	Cephalon, Inc. 2.50% , 5/1/14		1,130,000

	Real Estate Investment Trusts	1.56%
14,000,000	Boston Properties LP [1] 3.63% , 2/15/14		14,875,000

Driehaus Active Income Fund
Schedule of Investments
September 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	CONVERTIBLE CORPORATE BONDS (continued)
$12,500,000	Host Hotels & Resorts LP [1] 2.50% , 10/15/29		$15,265,625

			30,140,625

	Retail	0.11%
1,500,000	Regis Corp. 5.00% , 7/15/14		2,116,875

	Semiconductors	1.10%
21,100,000	ON Semiconductor Corp. 2.63% , 12/15/26		21,390,125

	Telecommunications	3.09%
16,625,000	NII Holdings, Inc. 3.13% , 6/15/12		16,209,375
29,550,000	Virgin Media, Inc. 6.50% , 11/15/16		43,660,125

			59,869,500

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $296,760,206)		333,837,830

	U.S. GOVERNMENT AND AGENCY SECURITIES	4.38%

20,000,000	Federal Home Loan Banks 1.38% , 5/16/11		20,136,660
1,395,800	Freddie Mac Non Gold Pool[2] 2.69% , 6/1/34		1,458,434
62,630,000	United States Treasury Inflation Indexed Bonds 3.50% , 1/15/11		63,212,271

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $84,494,538)		84,807,365

	COMMON STOCK	0.50%

	Auto Parts & Equipment	0.50%
121,682	Lear Corp. *		9,604,360

	TOTAL COMMON STOCK (Cost $8,493,096)		9,604,360

Driehaus Active Income Fund
Schedule of Investments
September 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	CONVERTIBLE PREFERRED STOCK	5.02%

	Auto Manufacturers	2.12%
42,063	Ford Motor Co. Capital Trust II 6.50% , 1/15/32		$2,015,238
475,000	Motors Liquidation Co. 5.25% , 3/6/32		3,758,437
4,407,250	Motors Liquidation Co. 6.25% , 7/15/33		35,224,946

			40,998,621

	Banks	1.48%
23,779	Bank of America Corp. 7.25% , 12/31/49		23,362,868
45,000	Citigroup, Inc. 7.50% , 12/15/12		5,332,950

			28,695,818

	Telecommunications	1.42%
33,934	Lucent Technologies Capital Trust I 7.75% , 3/15/17		27,486,540

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost $90,422,312)		97,180,979

	PREFERRED STOCKS	3.15%

	Diversified Financial Services	0.03%
20,000	Citigroup Capital XIII [2,4] 7.88% , 10/30/40		519,000

	Food	1.58%
285	H.J. Heinz Finance Co. [1] 8.00% , 7/15/13		30,655,312

	Telecommunications	1.54%
27,242	Centaur Funding Corp. (Cayman Islands)[1,3] 9.08% , 4/21/20		29,744,859

	TOTAL PREFERRED STOCKS (Cost $55,673,190)		60,919,171

Driehaus Active Income Fund
Schedule of Investments
September 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	SHORT-TERM INVESTMENTS	26.63%
$515,493,052	UMB Money Market Fiduciary 0.02%		$515,493,052

	TOTAL SHORT-TERM INVESTMENTS (Cost $515,493,052)		515,493,052

	PURCHASED PUT OPTIONS	0.03%

66,845	LDK Solar Co. Ltd., Exercise Price: $2.50, (China)* 3 Expiration Date: January, 2011		267,380
1,100	MBIA, Inc., Exercise Price: $5.00,* Expiration Date: January, 2012		88,000
22,719	Suntech Power Holdings Co., Exercise Price: $5.00, (China)* 3 Expiration Date: January, 2011		159,033
10,000	Trina Solar Ltd. — Spon. ADR, Exercise Price: $1.25, (China)* 3 Expiration Date: January, 2011		—
6,668	Trina Solar Ltd. — Spon. ADR, Exercise Price: $2.50, (China)* 3 Expiration Date: January, 2011		13,336
14,447	UAL Corp., Exercise Price: $2.50,* Expiration Date: January, 2011		43,341

	TOTAL PURCHASED PUT OPTIONS (Cost $8,062,976)		571,090

	TOTAL INVESTMENTS (Cost $1,893,455,834)	102.71%	1,988,018,104

	Liabilities less Other Assets	(2.71)%	(52,388,183)

	NET ASSETS	100.00%	$1,935,629,921

Driehaus Active Income Fund
Schedule of Investments
September 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	SECURITIES SOLD SHORT	(33.21)%

	U.S. GOVERNMENT AND AGENCY SECURITIES	(27.11)%

	United States Treasury Note/Bond
$(58,300,000)	2.63% , 6/30/14		$(62,075,858)
(30,000,000)	3.13% , 1/31/17		(32,512,500)
(156,239,000)	2.75% , 2/15/19		(162,110,149)
(10,000,000)	3.13% , 5/15/19		(10,627,350)
(20,000,000)	3.63% , 8/15/19		(21,996,880)
(98,000,000)	3.63% , 2/15/20		(107,501,394)
(30,000,000)	3.50% , 5/15/20		(32,568,780)
(31,062,500)	4.25% , 5/15/39		(34,154,182)
(53,500,000)	4.50% , 8/15/39		(61,265,846)

			(524,812,939)

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Proceeds $480,928,145)		(524,812,939)

	COMMON STOCK	(6.10)%

	Airlines	(0.09)%
(67,500)	Continental Airlines, Inc. — Cl. B *		(1,676,700)

	Auto Manufacturers	(1.46)%
(2,314,447)	Ford Motor Co. *		(28,328,831)

	Biotechnology	(0.28)%
(115,560)	Life Technologies Corp. *		(5,395,496)

	Building Materials	(0.13)%
(129,428)	Trex Co., Inc. *		(2,468,192)

	Electrical Components & Equipment	(0.11)%
(141,900)	SunPower Corp. *		(2,043,360)

	Entertainment	(0.74)%
(988,808)	International Game Technology		(14,288,276)

	Lodging	(0.24)%
(155,450)	Gaylord Entertainment Co. *		(4,741,225)

Driehaus Active Income Fund
Schedule of Investments
September 30, 2010 (continued)

Shares, Principal
Amount, or
Number of
Contracts			Value
	COMMON STOCK (continued)

	Miscellaneous Manufacturing	(0.14)%
(225,000)	Griffon Corp. *		$(2,742,750)

	Pharmaceuticals	(0.03)%
(10,150)	Cephalon, Inc. *		(633,766)

	Real Estate Investment Trusts	(0.66)%
(35,800)	Boston Properties, Inc.		(2,975,696)
(673,100)	Host Hotels & Resorts, Inc.		(9,746,488)

			(12,722,184)

	Retail	(0.07)%
(72,750)	Regis Corp.		(1,391,708)

	Semiconductors	(0.50)%
(1,337,988)	ON Semiconductor Corp. *		(9,646,893)

	Telecommunications	(1.65)%
(1,389,700)	Virgin Media, Inc.		(31,990,894)

	TOTAL COMMON STOCK (Proceeds $107,157,230)		(118,070,275)

	TOTAL SECURITIES SOLD SHORT (Proceeds $588,085,375)		$(642,883,214)

*	Non-income producing security.

[1]	144A restricted security.

[2]	Variable rate security.

[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.

[4]	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

Percentages are stated as a percent of net assets.

See notes to Schedule of Investments.

Driehaus Active Income Fund
Schedule of Investments
September 30, 2010 (continued)
SWAP CONTRACTS
Credit Default Swaps

						Premium	Unrealized
		Notional	Pay/Receive(A)	Fixed	Expiration	Paid	Appreciation/	Credit
Counterparty	Reference Instrument	Amount(B)	Fixed Rate	Rate	Date	(Received)	(Depreciation)	Event	Rating(C)
Goldman Sachs	Alcatel-Lucent USA, Inc.
	6.50%, 1/15/28	$15,000,000	Pay	5.00%	9/20/2012	$(480,584)	$(121,460)	Bankruptcy/FTP	B

Goldman Sachs	Boston Properties L.P.
	6.25%, 1/15/13	11,000,000	Pay	1.00	9/20/2014	848,323	(748,332)	Bankruptcy/FTP	A-

Goldman Sachs	Brunswick Corp.
	7.13%, 8/1/27	10,000,000	Pay	5.00	12/20/2014	40,542	(400,719)	Bankruptcy/FTP	CCC

Goldman Sachs	Brunswick Corp.
	7.13%, 8/1/27	10,000,000	Pay	5.00	12/20/2014	(143,212)	(216,964)	Bankruptcy/FTP	CCC

Goldman Sachs	Centex Corp.							Restructuring/
	5.25%, 6/15/15	5,000,000	Pay	4.21	3/20/2013	—	(360,672)	Bankruptcy/FTP	BB

Goldman Sachs	Continental Airlines, Inc.
	5.00%, 6/15/23	1,000,000	Receive	5.00	6/20/2013	(400,000)	368,016	Bankruptcy/FTP	CCC+

Goldman Sachs	Continental Airlines, Inc.
	5.00%, 6/15/23	500,000	Receive	4.93	6/20/2012	—	(6,726)	Bankruptcy/FTP	CCC+

Goldman Sachs	Continental Airlines, Inc.
	5.00%, 6/15/23	1,000,000	Receive	5.00	6/20/2013	(290,000)	258,016	Bankruptcy/FTP	CCC+

Goldman Sachs	CVS Caremark Corp.
	4.78%, 9/15/14	10,000,000	Pay	1.00	9/20/2014	(286,840)	103,458	Bankruptcy/FTP	BBB+

Goldman Sachs	Dow Jones CDX NA
	High Yield Series II Index	7,830,000	Pay	5.00	12/20/2013	2,158,144	(2,454,274)	Bankruptcy/FTP	CCC

Goldman Sachs	Dow Jones CDX NA
	Investment Grade Series 8 Index	2,420,000	Receive	0.35	6/20/2012	(34,974)	12,994	Bankruptcy/FTP	BBB

Goldman Sachs	Enbridge Energy, L.P.
	4.75%, 6/1/13	10,000,000	Pay	1.00	6/20/2015	56,732	85,140	Bankruptcy/FTP	BBB

Goldman Sachs	First Data Corp.
	9.88%, 9/24/15	12,000,000	Pay	5.00	9/20/2015	2,825,000	(404,593)	Bankruptcy/FTP	B-

Goldman Sachs	First Data Corp.
	9.88%, 9/24/15	3,000,000	Pay	5.00	12/20/2015	645,000	(1,661)	Bankruptcy/FTP	B-

Goldman Sachs	Freescale Semiconductor, Inc.
	8.88%, 12/15/14	17,000,000	Receive	5.00	9/20/2015	(3,715,000)	881,381	Bankruptcy/FTP	CCC

Goldman Sachs	Freescale Semiconductor, Inc.
	8.88%, 12/15/14	5,000,000	Receive	5.00	12/20/2015	(1,000,000)	106,301	Bankruptcy/FTP	CCC

Goldman Sachs	H.J. Heinz Co.
	6.38%, 7/15/28	10,000,000	Pay	1.00	9/20/2014	(320,193)	108,646	Bankruptcy/FTP	BBB

Goldman Sachs	iStar financial, Inc.							Restructuring/
	6.00%, 12/15/10	4,000,000	Pay	5.50	3/20/2013	—	745,460	Bankruptcy/FTP	CCC-

Goldman Sachs	iStar Financial, Inc.							Restructuring/
	6.00%, 12/15/10	4,000,000	Pay	5.05	6/20/2013	—	782,609	Bankruptcy/FTP	CCC-

Goldman Sachs	iStar Financial, Inc.							Restructuring/
	5.95%, 10/15/13	5,000,000	Pay	5.00	6/20/2013	700,000	281,451	Bankruptcy/FTP	CCC-

Goldman Sachs	iStar Financial, Inc.							Restructuring/
	5.95%, 10/15/13	5,000,000	Pay	5.00	6/20/2013	725,000	256,451	Bankruptcy/FTP	CCC-
See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund
Schedule of Investments
September 30, 2010 (continued)
Credit Default Swaps (continued)

						Premium	Unrealized
		Notional	Pay/Receive(A)	Fixed	Expiration	Paid	Appreciation/	Credit
Counterparty	Reference Instrument	Amount(B)	Fixed Rate	Rate	Date	(Received)	(Depreciation)	Event	Rating(c)
Goldman Sachs	Limited Brands, Inc.							Restructuring/
	6.13%, 12/1/12	$4,150,000	Pay	3.38%	6/20/2013	$—	$(231,421)	Bankruptcy/FTP	BB

Goldman Sachs	Limited Brands, Inc.							Restructuring/
	6.13%, 12/1/12	4,700,000	Pay	2.55	6/20/2013	—	(157,239)	Bankruptcy/FTP	BB

Goldman Sachs	Liz Claiborne, Inc.
	5.00%, 7/8/13	15,000,000	Pay	5.00	9/20/2014	1,875,000	(672,575)	Bankruptcy/FTP	CCC+

Goldman Sachs	Liz Claiborne, Inc.
	5.00%, 7/8/13	15,000,000	Pay	5.00	12/20/2014	1,087,500	167,446	Bankruptcy/FTP	CCC+

Goldman Sachs	Newell Rubbermaid, Inc.
	5.50%, 4/15/13	30,000,000	Pay	1.00	6/20/2014	620,488	(610,152)	Bankruptcy/FTP	BBB-

Goldman Sachs	RadioShack Corp.							Restructuring/
	7.38%, 5/15/11	9,000,000	Pay	2.27	9/20/2013	—	(211,482)	Bankruptcy/FTP	BB

Goldman Sachs	Standard Pacific Corp.
	7.00%, 8/15/15	4,000,000	Receive	6.70	9/20/2013	—	338,479	Bankruptcy/FTP	B-

Goldman Sachs	The Chubb Corp.
	6.60%, 8/15/18	10,000,000	Pay	1.00	12/20/2014	(242,813)	88,020	Bankruptcy/FTP	A+

Goldman Sachs	The Chubb Corp.
	6.60%, 8/15/18	10,000,000	Pay	1.00	3/20/2015	(257,326)	104,050	Bankruptcy/FTP	A+

Goldman Sachs	TRW Automotive, Inc.
	7.25%, 3/15/17	5,000,000	Pay	5.00	3/20/2015	92,579	(443,286)	Bankruptcy/FTP	BB

Goldman Sachs	TRW Automotive, Inc.
	7.25%, 3/15/17	3,000,000	Pay	5.00	6/20/2015	(133,100)	(66,620)	Bankruptcy/FTP	BB

Goldman Sachs	Tyson Foods, Inc.							Restructuring/
	7.35%, 4/1/16	6,000,000	Pay	3.05	9/20/2013	—	(290,712)	Bankruptcy/FTP	BB+

Goldman Sachs	Vornado Realty L.P.							Restructuring/
	4.75%, 12/1/10	5,500,000	Pay	1.50	6/20/2013	—	(91,365)	Bankruptcy/FTP	BBB

Total Credit Default Swaps						4,370,266	(2,802,335)

Total Swaps Contracts						$4,370,266	$(2,802,335)

(A)	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable insturment and thus is a seller of protection.

(B)	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.

(C)	Based on Standard & Poor’s corporation credit rating.

FTP=Failure to Pay
See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund
Schedule of Investments
September 30, 2010 (continued)
FUTURES CONTRACTS

	Number of
	Contracts	Expiration	Unrealized
Futures Contracts	Long/(Short)	Date	Appreciation/(Depreciation)

U.S. 10 Year Treasury Note	(100)	December 2010	$(42,374)
U.S. 30 Year Treasury Note	(50)	December 2010	(126,656)

Total Futures Contracts	(150)		$(169,029)
See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Shares, Principal
Amount, or
Number of
Contracts			Value
	Cash and Other Assets less Liabilities	100.00%	15,423,120

	NET ASSETS	100.00%	$15,423,120

Percentages are stated as a percent of net assets.

See notes to Schedule of Investments.

Driehaus Mutual Funds
Notes to Financial Statements
September 30, 2010
(Unaudited)
A. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization
The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company, organized as a Delaware statutory trust, with eight separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Driehaus Active Income Fund (the “Active Income Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of Fund shares as of June 1, 2009. The Active Income Fund seeks to provide current income and capital appreciation. The Driehaus Select Credit Fund (the “Select Credit Fund” together with the Active Income Fund, the “Funds”) commenced operations on September 30, 2010. The Select Credit Fund seeks to provide positive returns under a variety of market conditions.
Significant Accounting Policies
The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.
Securities Valuation
Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq markets are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on. Long-term fixed income securities are valued at the mean of representative quoted bid and asked price or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Short-term investments with remaining maturities of 60 days or less are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees.
In September 2006, the Financial Accounting Standards Board (“FASB”) issued “Fair Value Measurements” (the “Fair Value Statement”), which was effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund commenced complying with the Fair Value Statement in fiscal year 2009. In April 2009, the FASB clarified the Fair Value Statement. This clarification is effective for interim and annual periods ending after June 15, 2009. The clarification expands existing financial statement footnote disclosures to include a breakout of the current Fair Value Statement chart that adds information on security types.
In January 2010, the FASB issued Accounting Standards Update (ASU) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 amends FASB’s “Fair Value Statement” and provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the ASU requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value

Driehaus Mutual Funds
Notes to Financial Statements—(Continued)
September 30, 2010
measurements for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the ASU is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. During the nine months ended September 30, 2010, there were no significant transfers between levels for the Active Income Fund.
The three levels of the fair value hierarchy under the Fair Value Statement are described below:
▪	Level 1 — quoted prices for active markets for identical securities.

▪	Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Active Income Fund’s investments as of September 30, 2010:

Assets	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$88,701,047	$—	$88,701,047
Bank Loans	—	11,327,586	—	11,327,586
Common Stocks
Auto Parts & Equipment	9,604,360	—	—	9,604,360
Convertible Corporate Bonds	—	333,837,830	—	333,837,830
Convertible Preferred Stocks
Auto Manufacturers	2,015,238	38,983,383	—	40,998,621
Banks	28,695,818	—	—	28,695,818
Telecommunications	27,486,540	—	—	27,486,540
Corporate Bonds	—	785,575,624	—	785,575,624
Demand Deposit	515,493,052	—	—	515,493,052
Preferred Stocks
Diversified Financial Services	—	519,000	—	519,000
Food	—	30,655,312	—	30,655,312
Telecommunications	—	29,744,859	—	29,744,859
Purchased Put Options	571,090	—	—	571,090
U.S. Government And Agency Securities	—	84,807,365	—	84,807,365

Total	$583,866,098	$1,404,152,006	$—	$1,988,018,104

Driehaus Mutual Funds
Notes to Financial Statements—(Continued)
September 30, 2010

Liabilities	Level 1	Level 2	Level 3	Total

Common Stocks
Airlines	(1,676,700)	—	—	(1,676,700)
Auto Manufacturers	(28,328,831)	—	—	(28,328,831)
Biotechnology	(5,395,496)	—	—	(5,395,496)
Building Materials	(2,468,192)	—	—	(2,468,192)
Electrical Components & Equipment	(2,043,360)	—	—	(2,043,360)
Entertainment	(14,288,276)	—	—	(14,288,276)
Lodging	(4,741,225)	—	—	(4,741,225)
Miscellaneous Manufacturing	(2,742,750)	—	—	(2,742,750)
Pharmaceuticals	(633,766)	—	—	(633,766)
Real Estate Investment Trusts	(12,722,184)	—	—	(12,722,184)
Retail	(1,391,708)	—	—	(1,391,708)
Semiconductors	(9,646,893)	—	—	(9,646,893)
Telecommunications	(31,990,894)	—	—	(31,990,894)
U.S. Government And Agency Securities	—	(524,812,939)	—	(524,812,939)

Total	(118,070,275)	(524,812,939)	—	(642,883,214)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Credit Default Swaps	—	1,567,930	—	1,567,930
Futures Contracts	(169,030)	—	—	(169,030)

Total Other Financial Instruments	$(169,030)	$1,567,930	$—	$1,398,900

*	Other financial instruments are swap contracts and futures contracts which are detailed in the Schedule of Investments.
Investments in Derivatives
Swap Contracts
The Funds are subject to credit risk and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may engage in various swap transactions, including forward rate agreements and interest rate, currency, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Funds may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).
Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a floating rate and pay a fixed rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Driehaus Mutual Funds
Notes to Financial Statements—(Continued)
September 30, 2010
Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Funds may enter into credit default swaps in which the Funds act as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Funds pay or receive the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.
Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of September 30, 2010, the Active Income Fund had outstanding swap contracts as listed on the Schedule of Investments.
Options Contracts
The Funds may use options contracts to hedge downside risk on their fixed income holdings, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Driehaus Mutual Funds
Notes to Financial Statements—(Continued)
September 30, 2010
The premium amount and the number of option contracts written by the Active Income Fund during the period ended September 30, 2010, were as follows:

	Number of	Premium
	Contracts	Amount
Options outstanding at December 31, 2009	402	$111,471
Options written	3,203	2,828,548
Options closed	(3,605)	(2,940,019)
Options expired	—	—

Options outstanding at September 30, 2010	—	$—

The Funds may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of September 30, 2010, the Active Income Fund had outstanding options as listed on the Schedule of Investments.
B. FEDERAL INCOME TAXES
At September 30, 2010, on a tax basis, the cost of securities and proceeds from securities sold short and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

	Investments	Securities Sold Short
Cost of Investments and Proceeds from Securities Sold Short	$1,938,072,747	$(605,781,538)

Gross Unrealized Appreciation	$67,682,259	$24,757,051
Gross Unrealized Depreciation	(17,736,902)	(61,858,727)

Net Unrealized Appreciation (Depreciation) on Investments	$49,945,357	$(37,101,676)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus
Richard H. Driehaus, President (principal executive officer)

Date November 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus
Richard H. Driehaus, President (principal executive officer)

Date November 29, 2010

By (Signature and Title)*	/s/ Michelle L. Cahoon
Michelle L. Cahoon, Vice President and Treasurer (principal financial officer)

Date November 29, 2010

*	Print the name and title of each signing officer under his or her signature.